Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (3.0%)
	Cinemark Holdings Inc.	128,791	4,349
*	Madison Square Garden Sports Corp.	20,203	3,836
*	Cargurus Inc. Class A	106,100	3,325
*	Lumen Technologies Inc.	624,592	2,448
	Cogent Communications Holdings Inc.	50,862	2,325
*	Yelp Inc. Class A	43,611	1,664
*	DoubleVerify Holdings Inc.	94,738	1,302
*	TripAdvisor Inc.	88,809	1,265
	John Wiley & Sons Inc. Class A	29,140	1,140
*	QuinStreet Inc.	67,997	1,038
*	Gogo Inc.	32,976	350
*	Cars.com Inc.	31,781	326
*	Thryv Holdings Inc.	18,093	241
*	TechTarget Inc.	14,817	120
			23,729
Consumer Discretionary (12.2%)
*	Brinker International Inc.	53,547	9,244
*	Stride Inc.	51,568	7,807
*	Shake Shack Inc. Class A	48,270	6,265
*	Adtalem Global Education Inc.	44,932	5,932
*	Boot Barn Holdings Inc.	36,897	5,915
*	Frontdoor Inc.	91,428	5,029
	Installed Building Products Inc.	28,009	4,467
*	Dorman Products Inc.	32,757	4,236
*	Cavco Industries Inc.	9,662	4,189
*	Champion Homes Inc.	63,533	4,155
	Kontoor Brands Inc.	59,868	4,107
	Six Flags Entertainment Corp.	112,486	3,775
*	Etsy Inc.	66,406	3,676
	Group 1 Automotive Inc.	7,678	3,255
*	Green Brick Partners Inc.	37,003	2,163
*	Urban Outfitters Inc.	30,526	2,134
	Cheesecake Factory Inc.	37,340	2,060
*	M/I Homes Inc.	17,376	1,853
*	Tri Pointe Homes Inc.	57,529	1,696
	Patrick Industries Inc.	19,435	1,669
	Steven Madden Ltd.	57,407	1,415
	Perdoceo Education Corp.	39,415	1,342
	Monarch Casino & Resort Inc.	15,325	1,283
	Acushnet Holdings Corp.	18,463	1,260
*	Sabre Corp.	464,405	1,170
	Wolverine World Wide Inc.	65,676	1,120
*	Hanesbrands Inc.	225,261	1,115
	Phinia Inc.	25,050	1,087
*	XPEL Inc.	27,339	983
*	Dave & Buster's Entertainment Inc.	37,166	816
	Buckle Inc.	18,060	770
*	Pursuit Attractions & Hospitality Inc.	25,577	713
*	Dream Finders Homes Inc. Class A	33,101	691
*	Mister Car Wash Inc.	53,257	377
			97,769
Consumer Staples (2.9%)
	Cal-Maine Foods Inc.	52,036	4,992
*	Freshpet Inc.	58,531	4,692
	Interparfums Inc.	21,610	2,944
*	Chefs' Warehouse Inc.	42,366	2,702
	WD-40 Co.	9,954	2,425
*	Simply Good Foods Co.	50,955	1,758
	J & J Snack Foods Corp.	10,330	1,190
	WK Kellogg Co.	49,456	837
	Energizer Holdings Inc.	33,176	772

		Shares	Market Value ($000)
	National Beverage Corp.	14,697	665
	Tootsie Roll Industries Inc.	11,724	418
			23,395
Energy (4.0%)
	Archrock Inc.	211,222	5,259
	Core Natural Resources Inc.	61,190	4,241
	Cactus Inc. Class A	80,405	3,297
	Northern Oil & Gas Inc.	119,799	3,184
	Magnolia Oil & Gas Corp. Class A	147,489	3,171
*	Oceaneering International Inc.	121,743	2,322
*	Tidewater Inc.	57,985	2,303
	SM Energy Co.	68,920	1,614
*	Comstock Resources Inc.	55,648	1,297
	Liberty Energy Inc. Class A	107,281	1,243
	Helmerich & Payne Inc.	69,430	1,059
[1]	Atlas Energy Solutions Inc.	86,523	1,051
	International Seaways Inc.	27,777	1,029
*	Helix Energy Solutions Group Inc.	98,399	609
	Core Laboratories Inc.	27,248	293
	RPC Inc.	52,089	231
			32,203
Financials (14.9%)
*	Palomar Holdings Inc.	31,992	5,486
	Piper Sandler Cos.	19,410	4,881
*	Axos Financial Inc.	65,416	4,549
	ServisFirst Bancshares Inc.	60,548	4,507
	PJT Partners Inc. Class A	28,583	4,306
	Virtu Financial Inc. Class A	97,436	3,916
*	NMI Holdings Inc. Class A	94,642	3,759
	Goosehead Insurance Inc. Class A	29,431	3,186
	BancFirst Corp.	24,056	2,976
*	Bancorp Inc.	57,572	2,942
*	Enova International Inc.	31,141	2,886
	Radian Group Inc.	78,775	2,690
	StepStone Group Inc. Class A	45,315	2,621
	Cohen & Steers Inc.	32,338	2,485
	Moelis & Co. Class A	43,442	2,481
	First Bancorp	119,919	2,396
	Assured Guaranty Ltd.	28,287	2,392
*	StoneX Group Inc.	27,397	2,319
	BGC Group Inc. Class A	247,984	2,301
	Ameris Bancorp	37,418	2,300
	Community Financial System Inc.	40,615	2,284
	Pathward Financial Inc.	28,797	2,248
*	Payoneer Global Inc.	309,332	2,107
	City Holding Co.	17,715	2,088
	Mercury General Corp.	32,025	2,065
	HA Sustainable Infrastructure Capital Inc.	77,375	1,938
*	Trupanion Inc.	40,293	1,901
	Park National Corp.	11,565	1,880
	Cathay General Bancorp	42,895	1,838
	EVERTEC Inc.	49,813	1,805
	Fulton Financial Corp.	103,134	1,779
	HCI Group Inc.	10,230	1,727
	WSFS Financial Corp.	32,517	1,720
	Artisan Partners Asset Management Inc. Class A	40,506	1,632
	First Hawaiian Inc.	65,503	1,564
	Bank of Hawaii Corp.	22,029	1,465
	PROG Holdings Inc.	50,052	1,443
	BankUnited Inc.	41,427	1,408
	OFG Bancorp	32,629	1,342
	First Financial Bancorp	54,088	1,307
	Banner Corp.	21,176	1,306
	WisdomTree Inc.	137,867	1,301
	Preferred Bank	14,780	1,236
	CVB Financial Corp.	64,854	1,216
	NBT Bancorp Inc.	27,653	1,157
*	NCR Atleos Corp.	38,386	1,018
	Acadian Asset Management Inc.	33,662	1,014

		Shares	Market Value ($000)
	Lakeland Financial Corp.	16,648	997
*	Triumph Financial Inc.	16,185	935
	First Commonwealth Financial Corp.	57,609	900
	S&T Bancorp Inc.	24,500	898
	Westamerica Bancorp	17,752	853
	FB Financial Corp.	19,023	830
	Employers Holdings Inc.	15,538	756
	National Bank Holdings Corp. Class A	20,679	748
*	Donnelley Financial Solutions Inc.	13,528	737
	Central Pacific Financial Corp.	20,352	543
	Virtus Investment Partners Inc.	3,111	531
	AMERISAFE Inc.	10,383	493
	Tompkins Financial Corp.	6,088	374
	Enact Holdings Inc.	8,140	288
			119,051
Health Care (14.2%)
*	Corcept Therapeutics Inc.	112,430	8,720
*	Merit Medical Systems Inc.	70,268	6,678
*	Glaukos Corp.	66,475	6,268
*	ADMA Biologics Inc.	285,024	5,655
*	TG Therapeutics Inc.	160,933	5,650
*	TransMedics Group Inc.	40,470	5,144
*	Inspire Medical Systems Inc.	35,773	4,944
*	Integer Holdings Corp.	40,449	4,804
*	RadNet Inc.	78,571	4,517
*	ICU Medical Inc.	29,529	3,982
*	Krystal Biotech Inc.	30,533	3,846
*	Alkermes plc	125,553	3,843
*	CorVel Corp.	32,844	3,654
*	Protagonist Therapeutics Inc.	71,911	3,414
*	Catalyst Pharmaceuticals Inc.	135,084	3,372
*	Prestige Consumer Healthcare Inc.	35,818	3,068
*	Vericel Corp.	59,469	2,456
*	ACADIA Pharmaceuticals Inc.	102,391	2,209
*	UFP Technologies Inc.	8,785	2,057
	LeMaitre Vascular Inc.	24,652	2,026
*	Privia Health Group Inc.	85,830	1,953
*	Harmony Biosciences Holdings Inc.	46,051	1,589
*	Tandem Diabetes Care Inc.	79,121	1,568
*	Addus HomeCare Corp.	13,406	1,487
*	Artivion Inc.	45,421	1,344
*	Ligand Pharmaceuticals Inc.	12,524	1,280
*	Astrana Health Inc.	50,086	1,242
*	ANI Pharmaceuticals Inc.	20,005	1,175
	Concentra Group Holdings Parent Inc.	53,458	1,156
*	Collegium Pharmaceutical Inc.	38,834	1,132
*	Supernus Pharmaceuticals Inc.	33,905	1,075
	National HealthCare Corp.	9,548	994
*	Progyny Inc.	44,585	959
*	Arrowhead Pharmaceuticals Inc.	59,399	954
*	BioLife Solutions Inc.	43,535	952
*	Schrodinger Inc.	35,318	764
*	Amphastar Pharmaceuticals Inc.	28,553	734
*	Arcus Biosciences Inc.	81,263	726
*	Azenta Inc.	27,053	723
*	Innoviva Inc.	36,606	716
	US Physical Therapy Inc.	8,923	669
*	STAAR Surgical Co.	34,048	606
	Phibro Animal Health Corp. Class A	24,664	602
*	Dynavax Technologies Corp.	60,136	589
*	NeoGenomics Inc.	69,886	509
	HealthStream Inc.	16,857	472
	Mesa Laboratories Inc.	4,420	445
	Simulations Plus Inc.	10,854	346
*	Xencor Inc.	35,637	285
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			113,353

		Shares	Market Value ($000)
Industrials (21.9%)
*	SPX Technologies Inc.	55,901	8,502
	Armstrong World Industries Inc.	52,571	8,182
*	Dycom Industries Inc.	35,183	8,089
*	Sterling Infrastructure Inc.	37,036	6,963
	Federal Signal Corp.	73,688	6,932
	Moog Inc. Class A	34,187	6,335
	Zurn Elkay Water Solutions Corp.	172,264	6,234
	CSW Industrials Inc.	20,237	6,188
*	AeroVironment Inc.	33,768	6,012
	ESCO Technologies Inc.	31,121	5,640
*	SkyWest Inc.	48,629	4,933
*	Verra Mobility Corp. Class A	198,750	4,700
	Granite Construction Inc.	52,381	4,685
	Mueller Water Products Inc. Class A	188,856	4,633
*	GEO Group Inc.	164,115	4,454
	Kadant Inc.	14,165	4,447
*	Kratos Defense & Security Solutions Inc.	106,936	3,945
*	Gates Industrial Corp. plc	180,962	3,827
	WillScot Holdings Corp.	138,161	3,723
	Griffon Corp.	47,594	3,272
	AZZ Inc.	36,052	3,270
	Arcosa Inc.	37,665	3,249
*	OPENLANE Inc.	128,737	2,952
	Enpro Inc.	15,683	2,904
	Matson Inc.	25,643	2,894
	Enerpac Tool Group Corp. Class A	65,546	2,811
	JBT Marel Corp.	23,400	2,687
	Korn Ferry	38,528	2,620
	Trinity Industries Inc.	98,978	2,548
	Franklin Electric Co. Inc.	28,877	2,495
	Brady Corp. Class A	34,109	2,380
	Rush Enterprises Inc. Class A	46,557	2,312
*	GMS Inc.	29,930	2,267
	Powell Industries Inc.	11,340	1,923
*	MYR Group Inc.	11,071	1,736
*	Everus Construction Group Inc.	29,478	1,707
	Greenbrier Cos. Inc.	37,777	1,703
*	CoreCivic Inc.	70,151	1,540
	UniFirst Corp.	8,134	1,534
*	Triumph Group Inc.	55,951	1,443
	Interface Inc. Class A	70,258	1,411
	Standex International Corp.	9,318	1,406
	HNI Corp.	29,961	1,394
*	DXP Enterprises Inc.	15,320	1,267
	Albany International Corp. Class A	18,857	1,246
*	RXO Inc.	80,036	1,243
	CSG Systems International Inc.	16,951	1,120
	Alamo Group Inc.	5,497	1,089
*	DNOW Inc.	72,545	1,046
	Apogee Enterprises Inc.	26,453	1,022
	Pitney Bowes Inc.	89,713	924
	Lindsay Corp.	5,881	820
*	Vicor Corp.	15,608	681
*	Liquidity Services Inc.	27,232	636
	Heidrick & Struggles International Inc.	13,362	583
*	Forward Air Corp.	9,451	159
			174,718
Information Technology (13.7%)
	Badger Meter Inc.	35,461	8,802
	InterDigital Inc.	30,965	6,728
*	Box Inc. Class A	173,267	6,553
*	SPS Commerce Inc.	45,753	6,440
*	Itron Inc.	54,366	6,285
*	ACI Worldwide Inc.	126,458	5,850
*	SiTime Corp.	23,047	4,519
*	MARA Holdings Inc.	309,211	4,366
*	OSI Systems Inc.	18,845	4,129
*	Semtech Corp.	103,596	3,867

		Shares	Market Value ($000)
*	BlackLine Inc.	62,576	3,500
	Progress Software Corp.	52,327	3,221
*	Impinj Inc.	27,884	3,181
*	Plexus Corp.	22,159	2,909
*,1	Cleanspark Inc.	335,415	2,895
*	Agilysys Inc.	27,046	2,864
	Clear Secure Inc. Class A	113,452	2,808
*	Sanmina Corp.	31,421	2,661
	Advanced Energy Industries Inc.	22,243	2,553
*	DigitalOcean Holdings Inc.	76,721	2,171
*	Alarm.com Holdings Inc.	35,736	2,051
*	TTM Technologies Inc.	63,901	1,908
*	LiveRamp Holdings Inc.	41,172	1,341
*	Calix Inc.	28,414	1,314
*	Axcelis Technologies Inc.	23,091	1,301
*	FormFactor Inc.	41,977	1,253
*	Extreme Networks Inc.	76,956	1,206
*	ePlus Inc.	14,957	1,068
*	Viavi Solutions Inc.	115,090	1,049
*	Arlo Technologies Inc.	68,932	987
	A10 Networks Inc.	53,433	922
	CTS Corp.	21,826	888
*	Teradata Corp.	40,369	887
	Benchmark Electronics Inc.	24,234	885
*	Digi International Inc.	26,271	851
*	PDF Solutions Inc.	37,455	663
*	Harmonic Inc.	72,084	650
	Adeia Inc.	48,767	626
*	Grid Dynamics Holdings Inc.	49,171	616
*	Photronics Inc.	32,258	539
*	Sprinklr Inc. Class A	51,520	435
*	SolarEdge Technologies Inc.	21,086	377
*	Alpha & Omega Semiconductor Ltd.	14,036	298
*	N-able Inc.	37,662	293
*	CEVA Inc.	13,752	258
*,1	Wolfspeed Inc.	75,536	90
			109,058
Materials (3.4%)
	Balchem Corp.	39,205	6,536
	Hawkins Inc.	22,946	3,063
	Warrior Met Coal Inc.	63,401	2,882
	Element Solutions Inc.	123,677	2,644
	Sensient Technologies Corp.	27,044	2,556
	Sealed Air Corp.	68,452	2,204
	Sylvamo Corp.	41,082	2,176
*	MP Materials Corp.	64,015	1,395
	Innospec Inc.	15,026	1,278
*	Century Aluminum Co.	62,540	969
*	Alpha Metallurgical Resources Inc.	8,292	929
*	Ingevity Corp.	22,365	925
			27,557
Real Estate (8.3%)
	Essential Properties Realty Trust Inc.	226,260	7,353
	Ryman Hospitality Properties Inc.	72,223	7,013
	SL Green Realty Corp.	59,069	3,353
	Terreno Realty Corp.	58,983	3,328
	Macerich Co.	197,610	3,197
	CareTrust REIT Inc.	110,943	3,191
	Outfront Media Inc.	165,975	2,742
	Tanger Inc.	89,516	2,668
	Curbline Properties Corp.	113,893	2,584
	Phillips Edison & Co. Inc.	66,498	2,358
	Highwoods Properties Inc.	79,093	2,349
	Sunstone Hotel Investors Inc.	242,072	2,169
	St. Joe Co.	45,721	2,044
	Acadia Realty Trust	99,478	1,916
	DiamondRock Hospitality Co.	250,159	1,911
	Four Corners Property Trust Inc.	65,042	1,796
	Douglas Emmett Inc.	117,016	1,665

			Shares	Market Value ($000)
		Urban Edge Properties	90,713	1,647
		Apple Hospitality REIT Inc.	131,748	1,527
		Xenia Hotels & Resorts Inc.	122,705	1,501
		Innovative Industrial Properties Inc.	23,211	1,282
		Elme Communities	62,500	1,004
		LTC Properties Inc.	25,731	911
		NexPoint Residential Trust Inc.	26,595	904
		Getty Realty Corp.	26,316	770
		Centerspace	11,212	715
		American Assets Trust Inc.	33,640	671
		Pebblebrook Hotel Trust	72,185	663
		Veris Residential Inc.	41,956	638
		Uniti Group Inc.	138,581	596
		Armada Hoffler Properties Inc.	61,851	430
		Kennedy-Wilson Holdings Inc.	53,017	338
		Whitestone REIT	27,021	333
		Universal Health Realty Income Trust	7,734	307
		Summit Hotel Properties Inc.	64,426	282
		Saul Centers Inc.	7,762	261
				66,417
Utilities (1.1%)
		MGE Energy Inc.	27,096	2,447
		Chesapeake Utilities Corp.	15,643	1,911
		American States Water Co.	22,771	1,796
		Otter Tail Corp.	22,673	1,750
		Middlesex Water Co.	10,797	626
		Unitil Corp.	7,689	422
				8,952
Total Common Stocks (Cost $749,095)				796,202
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $5,380)	4.342%	53,801	5,380
Total Investments (100.3%) (Cost $754,475)				801,582
Other Assets and Liabilities—Net (-0.3%)				(2,738)
Net Assets (100%)				798,844
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,976.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,166 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	10	1,034	52

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	1/30/26	GSI	1,568	(4.338)	—	(159)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	796,202	—	—	796,202
Temporary Cash Investments	5,380	—	—	5,380
Total	801,582	—	—	801,582

Derivative Financial Instruments
Assets
Futures Contracts[1]	52	—	—	52
Liabilities
Swap Contracts	—	(159)	—	(159)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.